Convertible Preferred Shares (Convertible Preferred Stock by Class) (Details) (USD $) In Thousands, except Share data, unless otherwise specified					1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 22, 2007 Series A Convertible Preferred Shares [Member]	Dec. 31, 2013 Series A Convertible Preferred Shares [Member]	Dec. 31, 2010 Series A Convertible Preferred Shares [Member]	Dec. 15, 2007 Series B Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2013 Series B Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2010 Series B Redeemable Convertible Preferred Shares [Member]	Apr. 26, 2010 Series C [Member]	Dec. 31, 2013 Series C [Member]	Dec. 31, 2010 Series C [Member]	Dec. 07, 2010 Series C-1 [Member]	Dec. 31, 2013 Series C-1 [Member]	Dec. 31, 2010 Series C-1 [Member]
Convertible Preferred Shares [Line Items]
Issuance Date						June 5, 2007/June 22, 2007			December 15, 2007			2010-04-26			November 12/December 7, 2010
Shares Issued and Outstanding	0	0	0	114,637,272			33,250,000			34,926,471			29,687,500			16,773,301
Issue Price per Share					$ 0.1000		$ 0.1000	$ 0.3580		$ 0.3580	$ 0.5726		$ 0.5726	$ 0.8418		$ 0.8418
Conversion Price per Share							$ 0.1000			$ 0.3850			$ 0.5726			$ 0.8418
Proceeds from Issuance, Net of Issuance Costs							$ 3,242			$ 12,400			$ 16,979			$ 14,115